Subsequent Events (Details) (USD $)	12 Months Ended			1 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended	0 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2013 Subsequent Event [Member]	Dec. 31, 2012 Eurodollar [Member]	Apr. 15, 2013 High Point [Member] AIM Midstream Holdings [Member] Partnership Interest [Member] Subsequent Event [Member]	Apr. 15, 2013 Contribution in Partership [Member] High Point [Member] Subsequent Event [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] High Point [Member] Subsequent Event [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] Series A [Member] High Point [Member] Subsequent Event [Member]	Mar. 31, 2013 Fourth Amendment [Member] Subsequent Event [Member]	Apr. 15, 2013 Fourth Amendment [Member] Repayment of Debt [Member] Subsequent Event [Member] Revolving Credit Facility [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Unit Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Cash Distribution [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Cash Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Coupon Conversion Quarter [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Coupon Conversion Quarter [Member] Third Amended and Restated Agreement [Member] Unit Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Liquidation and Winding-up of Partnership [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Minimum [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Maximum [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]
Business Acquisition [Line Items]
Distribution announced (usd per share)				$ 0.4325
Sale of partnership's subordinated units (shares)						4,526,066
Partnership cancellation of subordinated units (percent)						90.00%				20.00%
Escrow Deposit						$ 12,500,000
Contributed capital (percentage)							100.00%
Contributed capital									15,000,000
Preferred units issued (shares)									5,142,857
Payments on long-term debt	59,230,000	120,670,000	31,130,000								12,500,000
Total consideration for issuance of preferred units, series A																			15,000,000
Total consideration aggregate for tweleve months period																			50,000,000
Indebtedness in one or series of related transactions																				75,000,000
Indebtedness in one or series of related transactions, in twelve months																				25,000,000
Yeild to maturity												(10.00%)
Distribution made to member or limited partner per share (shares)													0.01428571				0.023571428
Transaction Expenses								$ 2,500,000
Earned and paid (usd per unit)														$ 0.25
Distribution made to member or limited partner, Conversion price (usd per share)												$ 17.50				$ 17.50		$ 17.50	$ 17.50
Facility fee (percent)					1.00%										6.00%
Preferred units, percentage of ownership (percent)												50.00%